Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Disclosure of share-based payment arrangements [Abstract]
Disclosure of share-based payment arrangements	SHARE-BASED COMPENSATION
(a)Share Options of the Company
2009 Equity Award Plan
The Company adopted the 2009 Equity Award Plan on November 8, 2009 (amended on February 19, 2016) for grants of options to purchase Shares. The purpose of the 2009 Equity Award Plan was to give the Company a competitive edge in attracting, retaining and motivating employees, directors and consultants of our Group. The 2009 Equity Award Plan provided for an aggregate of 804,786,508 Shares to be available for awards, representing 10% of the Shares in issue upon completion of the Global Offering. The Company’s Remuneration Committee might, from time to time, grant awards of share options, share appreciation rights, restricted shares, restricted share units, share bonuses (“Share-based Awards”), performance compensation awards or any combination of the foregoing pursuant to the 2009 Equity Award Plan. Subject to certain criteria as defined in the 2009 Equity Award Plan, employees, directors and consultants of our Group were eligible for awards under the 2009 Equity Award Plan.
The 2009 Equity Award Plan expired on November 30, 2019, being the tenth anniversary of November 30, 2009. On and after November 30, 2019, no awards may be granted under the 2009 Equity Award Plan. However, all existing awards granted under the 2009 Equity Award Plan which are unexercised or unvested will remain valid and (where applicable) exercisable in accordance with their respective terms of grant despite the expiry of the 2009 Equity Award Plan.
28.SHARE-BASED COMPENSATION (CONTINUED)
(a)Share Options of the Company (continued)
2019 Equity Award Plan
The 2019 Equity Award Plan was approved by the Shareholders at the Company’s annual general meeting held on May 24, 2019, and became effective on December 1, 2019. There is no material difference between the terms of the 2009 Equity Award Plan and the terms of the 2019 Equity Award Plan. Accordingly, the 2019 Equity Award Plan will have the same benefits as the 2009 Equity Award Plan, namely attracting able persons to enter and remain in the employ of our Group. It will also provide a means whereby employees, directors and consultants of our Group can acquire and maintain Share ownership, or be paid incentive compensation measured by reference to the value of Shares, thereby strengthening their commitment to the welfare of our Group and promoting an identity of interest between Shareholders and these persons.
The maximum number of Shares that may be issued upon exercise of all Share-based Awards (including options) under which new Shares will be issued to be granted under the 2019 Equity Award Plan and similar share-based awards under any other award plans of the Company (under which new Shares will be issued pursuant to any grant) must not in aggregate exceed 808,619,139 Shares, representing 10% of the total number of Shares in issue as at May 24, 2019, being the date of Shareholders’ approval of the 2019 Equity Award Plan.
As at December 31, 2019, there were 808,619,139 Shares available for grant under the 2019 Equity Award Plan and no Share-based Awards (including options) under which new Shares will be issued were granted during the year under the 2019 Equity Award Plan.

Fair value estimates of the share options
Share options under both the 2009 Equity Award Plan and 2019 Equity Award Plan were granted with an exercise price not less than the highest of (i) the official closing price of the Shares as stated in the daily quotation sheet of the Stock Exchange on the date of grant, which must be a business day, (ii) the average of the official closing price of the Shares as stated in the daily quotation sheets of the Stock Exchange for the five business days immediately preceding the date of grant and (iii) the nominal value of a Share. The outstanding share options generally vest over four years and have ten-year contractual terms. Compensation cost for all share option grants, which all have graded vesting, is net of estimated forfeitures and is recognized on an accelerated granted attribution approach over the awards’ respective requisite service periods. The Company estimates the fair value of share options using the Black-Scholes option-pricing model. Expected volatilities are based on the Company’s historical volatility for a period equal to the expected life of the share options. The expected option life is based on the contractual term of the option as well as historical exercise and forfeiture behavior. The risk-free interest rate for periods equal to the expected term of the share option is based on the Hong Kong government Bond rate in effect at the time of the grant for share options granted. The expected dividend yield is based on the estimate of annual dividends expected to be paid at the time of the grant. The Group has no legal or constructive obligation to repurchase or settle the options in cash.
28.SHARE-BASED COMPENSATION (CONTINUED)
(a)Share option of the Company (continued)
A summary of the share option activity for the Company’s 2009 Equity Award Plan is presented below:

	Year Ended December 31,
	2017		2018		2019
	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)
Outstanding at January 1	38,185	$4.48	48,252	$4.39	57,382	$4.81
Granted	17,364	4.23	18,873	5.62	19,410	5.08
Exercised	(3,287)	3.61	(6,186)	3.74	(7,749)	3.65
Forfeited	(4,010)	5.20	(3,557)	5.24	(4,169)	5.35
Outstanding at December 31	48,252	4.39	57,382	4.81	64,874	4.99
Exercisable at December 31	14,608	$5.02	18,152	$5.00	22,214	$5.10

The weighted average share price at the date of exercise for share options exercised during the years ended December 31, 2017, 2018 and 2019 was US$4.74, US$5.72 and US$5.26, respectively.
The range of exercise prices and the weighted average remaining contractual life of the above share options outstanding as at the dates indicated are as follows:

	December 31,
	2017		2018		2019
Range of exercise prices (US$)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)	Number of options outstanding ('000)	Weighted average remaining contractual life (years)
1.01 - 2.00	893	2.30	811	1.29	210	0.42
2.01 - 3.00	470	3.74	283	2.80	76	1.86
3.01 - 4.00	19,311	7.79	14,805	6.94	11,045	5.88
4.01 - 5.00	20,108	8.76	18,673	8.00	16,092	7.41
5.01 - 6.00	592	5.82	15,991	9.01	31,292	8.65
6.01 - 7.00	1,868	6.56	2,227	7.26	2,023	6.42
7.01 - 8.00	2,972	6.28	2,554	5.29	2,098	4.32
8.01 - 9.00	2,038	6.21	2,038	5.21	2,038	4.21
	48,252	7.82	57,382	7.64	64,874	7.49
28.SHARE-BASED COMPENSATION (CONTINUED)
(a)Share option of the Company (continued)
Fair value estimates of the share options under 2009 Equity Award Plan
The fair value of each option grant was estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended December 31,
	2017	2018	2019
Expected volatility	36.9%	36.0%	36.9%
Expected life (years)	4.4	4.7	4.8
Risk-free annual interest rate	1.3%	1.7%	1.7%
Expected dividends	6.6%	5.8%	5.0%
Weighted average share price at the date of grant (US$)	4.23	5.58	5.06
Weighted average exercise price (US$)	4.23	5.62	5.08
Weighted average fair value of each share option granted by the Company (US$)	0.71	1.01	1.03

(b)Restricted share units of the Company
Under the 2009 Equity Award Plan, the grant date fair value of restricted share units is the share price of the ordinary shares of the Company at the respective grant date. The number of unvested equity-settled restricted share units represents the number of ordinary shares of the Company to be given to the employees upon vesting. As a result of the Company cash-settling and planning to cash-settle certain future unvested restricted share units on their vesting dates, 852,000 outstanding restricted share units under the 2009 Equity Award Plan were modified from equity awards to cash-settled liability awards during the year ended December 31, 2017. The modification affected four employees and resulted in no additional compensation expense. All cash-settled restricted share units have been vested during the year ended December 31, 2018.
Summaries of the unvested restricted share units under the 2009 Equity Award Plan are presented below:

	Year Ended December 31,
	2017		2018
	Number of restricted share units ('000)	Weighted average grant date fair value (US$)	Number of restricted share units ('000)	Weighted average grant date fair value (US$)
Equity-settled
Unvested at January 1	852	$7.51	—	$—
Modified to cash-settled	(852)	7.51	—	—
Unvested at December 31	—	$—	—	$—
28.SHARE-BASED COMPENSATION (CONTINUED)
(b)Restricted share units of the Company (continued)

	Year Ended December 31,
	2017		2018
	Number of restricted share units ('000)	Weighted average grant date fair value (US$)	Number of restricted share units ('000)	Weighted average grant date fair value (US$)
Cash-settled
Unvested at January 1	236	$7.13	852	$7.51
Modified from equity-settled	852	7.51	—	—
Vested	(236)	7.13	(852)	7.51
Unvested at December 31	852	$7.51	—	$—

The fair value of each restricted share unit on its grant date is the closing price of the Shares on its grant date. The fair value of each restricted share unit is re-measured at the end of each reporting period until its vesting date. Upon vesting of each restricted share unit, the Group will pay the grantees an amount in cash calculated based on the higher of (i) the closing price of the Company’s shares on the vesting date, and (ii) the average closing price of the Company’s shares for the five trading days immediately preceding the vesting date. If the vesting date is not a trading day, the trading day immediately preceding the vesting date shall be considered as the vesting date. All cash-settled restricted share units have been vested during the year ended December 31, 2018. During the years ended December 31, 2017 and 2018, the Company paid US$3 million and US$5 million, respectively, to settle vested restricted share units that were previously classified as equity awards. As at December 31, 2017, the accrued liability associated with these cash-settled restricted share units was US$4 million. For the years ended December 31, 2017 and 2018, no fair value gain or loss on remeasurement of the liability was recognized in the consolidated financial statements.
In 2019, the Company grants certain restricted share units (under which no new Shares will be issued) to eligible participants under the 2009 Equity Award Plan. Such restricted share units will vest over a 3-year period starting from September 13, 2019. Grantees are entitled to a future cash payment from our Group that is equivalent to the fair value of the vested restricted share units and any accumulated dividends in cash upon vesting.
A summary of the restricted share units under the 2009 Equity Award Plan for the year ended December 31, 2019 is presented below:

	Number of restricted share units ('000)	Weighted average grant date fair value (US$)
Unvested at January 1, 2019	—	$—
Granted	1,412	4.99
Vested	—	—
Forfeited	(5)	4.99
Unvested at December 31, 2019	1,407	$4.99
28.SHARE-BASED COMPENSATION (CONTINUED)
(b)Restricted share units of the Company (continued)
The fair value of each restricted share unit on its grant date is the closing price of the Shares on its grant date. The fair value of each restricted share unit is re-measured at the end of each reporting period until its vesting date. Upon vesting of each restricted share unit, the Group will pay the grantees an amount in cash calculated based on the higher of (i) the closing price of the Company’s shares on the vesting date, and (ii) the average closing price of the Company’s shares for the five trading days immediately preceding the vesting date, in addition to any accumulated cash and dividends equivalents paid by the Company in respect of one Share. If the vesting date is not a trading day, the trading day immediately preceding the vesting date shall be considered as the vesting date. Compensation cost for all restricted share units, which all have graded vesting, is recognized on an accelerated granted attribution approach over the restricted share units’ respective requisite service periods. As at December 31, 2019, the accrued liability associated with these cash-settled restricted share units was US$1 million. For the year ended December 31, 2019, the loss on re-measurement of the liability was less than US$1 million.

(c)Share options of LVS
The Group participates in the equity-settled share-based compensation plan of LVS which provides for the granting of share options to purchase LVS common stock (the “2004 Plan”).
The 2004 Plan had an original term of ten years and was subsequently extended to December 2019. This was further extended to December 2024 and the number of shares of common stock available for grants was increased by 10,000,000 shares from 26,344,000 (the “Amended 2004 Plan”). Share option awards are granted with an exercise price equal to the fair market value (as defined in the Amended 2004 Plan) of LVS’ share on the date of grant. The outstanding share options generally vest over three to four years and have ten-year contractual terms. As at December 31, 2019, there were 9,777,920 shares available for grant under the Amended 2004 Plan.
For the purpose of financial reporting of the Group, share-based compensation expense arising from the granting of share options by LVS to the Directors and employees of the Group, to the extent of services rendered to the Group, is deemed to have been allocated to the Group as its expense with the corresponding increase in the share option reserve under equity in the relevant companies comprising the Group.
A summary of the share option activity for the 2004 Plan operated by LVS is presented below:

	Year Ended December 31,
	2017		2018		2019
	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)	Number of options ('000)	Weighted average exercise price (US$)
Outstanding at January 1	357	71.20	198	72.83	57	69.00
Granted	34	63.13	23	77.44	42	57.05
Exercised	(34)	51.09	(62)	66.18	—	—
Transfer-out(i)	(12)	22.90	—	—	—	—
Expired	(147)	75.93	(102)	80.08	—	—
Outstanding at December 31	198	72.83	57	69.00	99	63.97
Exercisable at December 31	164	74.83	11	63.13	30	66.82

(i)Transfer-in and transfer-out represent movement of options owned by grantees who transferred from other subsidiaries of LVS to the Group, or vice versa.
28.SHARE-BASED COMPENSATION (CONTINUED)
(c)Share options of LVS (continued)
The related weighted average share price at the time of exercise during the years ended December 31, 2017 and 2018 was US$69.08 and US$77.66, respectively.
The expense allocated to the Group in relation to the Amended 2004 Plan during the years ended December 31, 2017, 2018 and 2019 was US$0.6 million, US$0.3 million and US$0.3 million, respectively.